Schedule of Accounts Receivable (Details) $ in Millions	Sep. 30, 2022 USD ($)		Sep. 30, 2022 SGD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)		Jun. 30, 2022 SGD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2021 SGD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 SGD ($)
Accounts receivable				$ 1,884,431							$ 1,802,316
EUDA Health Limited [Member]
Accounts receivable	$ 1,972,435	[1]			$ 2,067,922	[2]		$ 1,883,115	[1],[2]			$ 1,652,658	[2]
Allowance for doubtful accounts	(88,004)				(70,238)			(80,799)				(37,898)
Accounts receivable	1,884,431				1,997,684			1,802,316				1,614,760
EUDA Health Limited [Member] | United Overseas Bank Limited [Member]
Accounts receivable	$ 600,000		$ 0.8		$ 600,000		$ 0.8	$ 600,000		$ 0.8		$ 600,000		$ 0.8

[1]	As of September 30, 2022 and December 31, 2021, accounts receivable of up to approximately $0.6 million (SGD 0.8 million) were pledged to the short term loan from United Overseas Bank Limited (See Note 11).
[2]	As of June 30, 2022, December 31, 2021, and December 31, 2020, accounts receivable of up to approximately $0.6 million (SGD 0.8 million) were pledged to the short term loan from United Overseas Bank Limited (See Note 12).